Restructuring Charges	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Restructuring Charges [Abstract]
Restructuring Charges

Note 3. Restructuring Charges

        The Company incurred restructuring charges of $7 million ($4 million, net of tax) and $4 million ($2 million, net of tax) for the nine months ended September 30, 2014 and 2013, respectively. Restructuring charges were comprised of the following:

	Nine Months Ended September 30,
(In millions)	2014	2013
Terminix branch optimization(1)	$2	$1
Franchise services group reorganization(2)	1	—
Centers of excellence initiative(3)	4	3

Total restructuring charges	$7	$4

(1)
For the nine months ended September 30, 2014, these charges included lease termination and severance costs. For the nine months ended September 30, 2013, these charges included lease termination costs.

(2)
For the nine months ended September 30, 2014, these charges included severance costs.

(3)
Represents restructuring charges related to an initiative to enhance capabilities and reduce costs in the Company's headquarters functions that provide Company-wide administrative services for our operations that we refer to as centers of excellence. For the nine months ended September 30, 2014, these charges included professional fees of $1 million and severance and other costs of $3 million. For the nine months ended September 30, 2013, these charges included professional fees of $2 million and severance and other costs of $1 million.

        The pretax charges discussed above are reported in Restructuring charges in the unaudited condensed consolidated statements of operations and comprehensive income (loss).

        A reconciliation of the beginning and ending balances of accrued restructuring charges, which are included in Accrued liabilities—Other on the unaudited condensed consolidated statements of financial position, is presented as follows:

(In millions)	Accrued Restructuring Charges
Balance as of December 31, 2013	$1
Costs incurred	7
Costs paid or otherwise settled	(7)

Balance as of September 30, 2014	$1

Note 8. Restructuring Charges

        The Company incurred restructuring charges of $6 million ($4 million, net of tax), $15 million ($9 million, net of tax) and $7 million ($4 million, net of tax) for the years ended December 31, 2013, 2012 and 2011, respectively. Restructuring charges were comprised of the following:

	Year Ended December 31,
(In millions)	2013	2012	2011
Terminix branch optimization(1)	$2	$4	$4
American Home Shield reorganization(2)	—	1	—
Franchise Services Group reorganization(2)	—	1	—
Centers of excellence initiative(3)	4	9	3

Total restructuring charges	$6	$15	$7

(1)
These charges included severance costs of $1 million, and for the years ended December 31, 2013, 2012 and 2011, these charges included lease termination costs of $1 million, $3 million and $4 million, respectively.

(2)
For the year ended December 31, 2012, these charges included severance costs.

(3)
Represents restructuring charges related to an initiative to enhance capabilities and reduce costs in the Company's headquarters functions that provide Company-wide administrative services for our operations that we refer to as centers of excellence. For the years ended December 31, 2013, 2012 and 2011, these charges included severance and other costs of $1 million, $4 million and $2 million, respectively, and professional fees of $3 million, $5 million and $1 million, respectively.

        The pretax charges discussed above are reported in Restructuring charges on the consolidated statements of operations and comprehensive (loss) income.

        A reconciliation of the beginning and ending balances of accrued restructuring charges, which are included in Accrued Liabilities—Other on the consolidated statements of financial position, is presented as follows:

(In millions)	Accrued Restructuring Charges
Balance as of December 31, 2011	$4
Costs incurred	15
Costs paid or otherwise settled	(15)

Balance as of December 31, 2012	4
Costs incurred	6
Costs paid or otherwise settled	(9)

Balance as of December 31, 2013	$1